Income taxes (Tables)	12 Months Ended
Dec. 31, 2025
Income taxes
Schedule of reconciliation of income tax provision

	Year ended December 31
	2025	2024
Income (loss) before income taxes:
Domestic	(32,205)	—
Foreign	909	—
Total	$(31,296)	$(57,775)
Statutory tax rate	27.0%	27.0%
Tax recovery	$(8,450)	$(15,599)
Increase (decrease) in income tax resulting from:
Non-deductible expenses and permanent differences:	—	1,045
Share-based compensation	2,565	—
SIF contribution liabilities	3,153	—
Change in fair value of SAFE liabilities	2,708	—
Change in fair value of Convertible Notes	(5,932)	—
Warrant consideration	520	—
Other	(241)	—
Adjustment for prior years	(59)	(140)
Tax rate differences – foreign & domestic	(12)	679
Non-refundable federal income tax credits	—	(22)
Impact of foreign exchange differentials and other	359	18
Changes in valuation allowance	5,463	14,014
Income tax (recovery) expense	$74	$(5)

Schedule of significant components of the deferred income tax assets

	As of December 31
	2025	2024
Deferred income tax assets:
Net operating tax loss carry-forwards	$54,356	$47,884
Property and equipment and other	5,414	4,038
Research and development expenditures	13,846	13,205
Federal and provincial investment tax credits	7,487	7,140
Other	1,739	2,954
Total gross deferred income tax assets	82,842	75,221
Valuation allowance	(82,817)	(75,115)
Total deferred income tax assets	$25	$106

Schedule of non-capital loss carry forwards to offset future taxable income that expire

		United
Non-capital loss carry forwards	Canada	Kingdom
2026	$23	$—
2027	245	—
2028	353	—
2029	786	—
2030	1,354	—
2031	1,872	—
2032	2,306	—
2033	2,406	—
2034	2,613	—
2035	2,459	—
2036	4,463	—
2037	5,500	—
2038	6,134	—
2039	7,447	—
2040	16,438	—
2041	15,405	—
2042	38,314	—
2043	30,289	—
2044	26,633	—
2045	15,740
Indefinite	—	22,182
	$180,780	$22,182